Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0001943421
Registrant Name	Rubico Inc.
Registration File Number	333-297207
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES